REVENUE (Summary of Company's Deferred Revenue) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Contract with Customer, Liability [Abstract]
Beginning Balance	$ 368,906
Acquisitions	54,190
Additions	2,230,755
Deductions	(2,098,198)
Reclasses	111,943
Foreign Exchange	5,761
Ending Balance	673,357
Beginning Balance	65,856
Additions	97,127
Deductions	(33,366)
Reclasses	(111,943)
Foreign Exchange	(1,678)
Ending Balance	$ 15,996